Note 9 - Other Borrowings - Composition of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Borrowings	$ 58,750	$ 65,443
Secured Notes with Interest at 2.55 Percent [Member]
Federal Home Loan Bank		1,281
Secured Notes With Interest At 1.72% [Member]
Federal Home Loan Bank	6,000	6,000
Secured Notes With Interest At 2.90% [Member]
Federal Home Loan Bank	8,000	8,000
Secured Note With Variable Interest [Member]
Federal Home Loan Bank	7,000	7,000
Secured Notes With Interest At 1.86% [Member]
Federal Home Loan Bank	6,000	6,000
Secured Notes With Interest At 2.94% [Member]
Federal Home Loan Bank	8,000	8,000
Secured Notes With Interest At 2.98% [Member]
Federal Home Loan Bank	9,000	9,000
Secured Notes With Interest At 1.97% [Member]
Federal Home Loan Bank	6,000	6,000
Secured Notes from Zions Bank with Interest at 2.64% [Member]
Other Borrowings		2,917
Note Payable With Interest At 4.875% [Member]
Other Borrowings	8,750	9,750
Secured Notes With Interest At 3.00% [Member]
Other Borrowings		$ 1,495